COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

4. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company may become involved in various legal proceedings in the normal course of business. The Company is not a party to any legal proceedings at September 30, 2011.

Leases

During 2008, the Company assumed an office lease that expired in December 2009. The lease was not renewed and the Company moved its principal executive office to the office of a shareholder during 2010. In July 2011, in connection with the merger with and into Hanover Capital Management, Inc. (see note 1), the Company moved its office from California to the office of the Chief Executive Officer in Arlington, Texas. Rent expense relating to the use of the office is de minimis and is included in the consulting fees paid to the Chief Executive Officer (see note 5).

4. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company may become involved in various legal proceedings in the normal course of business. The Company is not a party to any legal proceedings as of December 31, 2010.

Leases

During 2008, the Company assumed an office lease that expired in December 2009. The Company incurred $31,357 of expense related to this lease during the year ended December 31, 2009. The lease was not renewed and the Company moved its principal executive office to the office of a shareholder during 2010. Rent expense relating to the use of the shareholder’s office is de minimis and is included in the consulting fees paid to the shareholder (see Note 5).